Employee benefits - Summary of Sensitivity of the Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Japanese Defined Benefit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	¥ 18,069	¥ 19,965	¥ 20,722
Increase in significant weighted-average	(15,372)	(16,825)	(18,277)
Foreign Defined Benefit Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	11,055	11,281	10,619
Increase in significant weighted-average	¥ (10,439)	¥ (10,431)	¥ (9,914)